Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Aegon N.V [member]
Statement [LineItems]
Summary of Long-term Borrowings

	2018	2017
Remaining terms less than 1 year	78	500

Remaining terms 1 – 5 years	496	82

Remaining terms 5 – 10 years	-	495

Remaining terms over 10 years	717	724
At December 31	1,292	1,801